Short-term Bank Loans	12 Months Ended
Dec. 31, 2016
Short-term Bank Loans [Abstract]
Short-term Bank Loans

13.  Short-term Bank Loans

In April 2015, the Group entered into a loan facility agreement (the “First Facility”) with a bank in Hong Kong (the “Bank”). According to the First Facility, the Group was authorized certain amounts of loans with maturity of twelve months, and the loans were required to be secured by RMB deposits in an onshore branch of the Bank. In April 2015, the Group obtained short-term bank loans of US$20.2 million (RMB123.6 million) from the Bank under the First Facility. The loans were repayable on demand and bore interest rate of London InterBank Offered Rate (“LIBOR”) plus 1.0%.

In April 2016, the Group entered into a new loan facility agreement (the “Second Facility”) with the Bank to replace the First Facility. According to the Second Facility, the authorized amounts was increased and the term of the short-term bank loans of US$20.2 million borrowed in April 2015 under the First Facility was extended for another twelve months from the date of its maturity. Concurrent with the extension, the Group obtained additional US$10.0 million (RMB64.8 million) short-term bank loan with maturity of twelve months under the Second Facility. In July 2016, the Group obtained another US$14.8 million (RMB99.2 million) short-term bank loan with maturity of twelve months under the Second Facility.

In November 2016, the Group entered into another loan facility (the “Third Facility”) with the Bank and obtained US$6.9 million (RMB46.7 million) short-term bank loan with maturity of twelve months under the Third Facility with an interest rate of LIBOR plus 1.0%. Also in November 2016, the Group re-designated all the US$ denominated loans into RMB denominated loans under the aforementioned facilities with the Bank.

As of December 31, 2015 and 2016, the Group had total short-term bank loans of RMB131.0 million and RMB354.6 million (US$51.0 million) from the Bank, respectively, and these short-term bank loans were secured by bank deposits of RMB125.0 million and RMB354.6 million (US$51.0 million), respectively. The pledged deposits were classified as restricted cash on the consolidated balance sheets.

In April 2016, the Group entered into a loan facility agreement with another domestic bank with maturity of twelve months. In December 2016, the Group obtained unsecured short-term bank loans of RMB4.0 million (US$0.6 million) with an interest rate of 4.35% per annum under this domestic bank loan facility.